Employee benefits - Summary of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Short-term employee benefits	$ 6,410,306	$ 6,810,215	$ 5,245,763
Post-employment benefits	332,015	262,790	215,856
Share-based payments	(2,270,325)	5,265,736	3,693,072
Long-term employee benefits	147,755	483,452	213,562
Termination benefits	488,133	724,287	0
Key management personnel compensation	$ 5,107,884	$ 13,546,480	$ 9,368,253